Stockholders' Deficit (Details) - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Stockholders' Deficit [Abstract]
Common shares, shares authorized	145,000,000	145,000,000
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares outstanding	4,063,500	176,000
Common shares, shares issued	4,063,500	176,000